COMMITMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
[custom:AgentFeesDescription]	financial advisor and placement agents to the transaction, with an aggregate success fee of 2% of the transaction value and 6% fee of gross proceeds raised as agents
Business Combination Marketing Agreement [Member]
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability		$ 3,240,000
Business Combination Marketing Agreement [Member] | Director [Member]
Loss Contingencies [Line Items]
Consideration paid percentage		0.60%
Letter Agreements [Member] | Unaffiliated Third Parties [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Consideration paid percentage		0.75%
Letter Agreements [Member] | Unaffiliated Third Parties [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Consideration paid percentage		1.00%